UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments:

Putnam International Equity Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Australia (0.7%)
BHP Billiton, Ltd.	95,237	$2,122,566
Insurance Australia Group, Ltd.	3,521,250	8,578,187
		10,700,753

Brazil (1.4%)
Petroleo Brasileiro SA ADR	429,129	13,075,561
Usinas Siderurgicas de Minas Gerais SA (Usiminas)
Class A (Preference)	722,239	9,227,393
		22,302,954

China (4.7%)
China Petroleum & Chemical Corp.	28,178,000	18,078,051
China Petroleum & Chemical Corp. ADR	223,405	14,335,899
China Unicom Hong Kong, Ltd.	11,918,000	12,488,406
Industrial & Commercial Bank of China	40,758,000	21,202,387
Ping An Insurance (Group) Co., of China, Ltd.	1,488,500	8,887,178
		74,991,921

Denmark (0.3%)
D/S Norden	122,585	3,431,365
D/S Norden 144A	28,873	808,205
		4,239,570

Finland (1.2%)
Nokia OYJ	1,646,972	19,274,223
		19,274,223

France (13.5%)
BNP Paribas SA	541,767	22,321,378
Christian Dior SA	285,875	15,707,934
Electricite de France	572,928	22,491,867
France Telecom SA	797,867	18,137,439
Total SA	1,057,808	52,443,157
UBISOFT Entertainment (NON)	947,408	17,326,402
Vallourec SA	164,516	15,245,876
Vinci SA	304,005	11,255,912
Vivendi SA	1,510,233	39,889,325
		214,819,290

Germany (6.6%)
Allianz SE	433,578	36,512,267
Bayerische Motoren Werke (BMW) AG	512,046	14,852,394
E.On AG	688,206	19,149,218
MTU Aero Engines Holding AG	559,797	13,123,141
Muenchener Rueckversicherungs-Gesellschaft AG	172,237	21,029,511
		104,666,531

Hong Kong (1.1%)
Hutchison Whampoa, Ltd.	1,978,000	9,701,647
Link REIT (The) (R)	4,283,074	8,458,349
		18,159,996

Italy (2.8%)
Fiat SpA	2,127,677	14,946,865
Finmeccanica SpA	2,318,554	28,835,809
		43,782,674

Japan (19.3%)
Astellas Pharma, Inc.	864,300	26,593,575
Daito Trust Construction Co., Ltd.	175,400	5,873,983
East Japan Railway Co.	403,800	20,988,784
Elpida Memory, Inc. (NON)	1,291,700	9,040,365
Honda Motor Co., Ltd.	516,400	12,343,874
Japan Tobacco, Inc.	9,467	25,258,574
KDDI Corp.	6,468	30,491,897
Lawson, Inc.	217,500	8,960,994
Mitsubishi UFJ Financial Group, Inc.	3,906,400	19,172,435
Nintendo Co., Ltd.	83,400	24,440,676
Nippon Telegraph & Telephone (NTT) Corp.	777,600	29,505,940
NSK, Ltd.	3,027,000	11,602,916
Ono Pharmaceutical Co., Ltd.	318,100	13,925,337
Sankyo Co., Ltd.	270,700	11,705,814
Suzuken Co., Ltd.	362,400	9,444,755
Tokio Marine Holdings, Inc.	468,400	11,553,163
Tokyo Gas Co., Ltd.	7,346,000	25,631,208
Toyo Suisan Kaisha, Ltd.	528,000	10,800,657
		307,334,947

Netherlands (2.6%)
Koninklijke (Royal) KPN NV	990,610	13,242,734
Koninklijke Ahold NV	2,528,414	27,670,451
		40,913,185

Norway (2.3%)
DnB Holdings ASA	4,508,125	20,422,757
StatoilHydro ASA	974,682	17,050,387
		37,473,144

Singapore (0.5%)
Singapore Airlines, Ltd.	1,328,800	8,745,907
		8,745,907

South Korea (--%)
Samsung Electronics Co., Ltd.	76	31,397
		31,397

Spain (1.6%)
Banco Santander Central Hispano SA	3,746,330	25,748,816
		25,748,816

Switzerland (15.2%)
Julius Baer Holding, Ltd. Class B	297,851	7,301,746
Nestle SA	1,868,061	63,188,497
Novartis AG	1,328,107	50,092,603
Roche Holding AG	405,228	55,596,498
Swiss Life Holding AG (NON)	124,797	8,666,123
Swisscom AG	66,336	18,598,514
Syngenta AG	51,470	10,340,090
Zurich Financial Services AG	181,642	28,644,253
		242,428,324

Taiwan (0.6%)
High Tech Computer Corp.	746,000	9,237,360
		9,237,360

United Arab Emirates (0.3%)
Aldar Properties PJSC	6,495,029	4,711,803
		4,711,803

United Kingdom (24.3%)
BAE Systems PLC	5,930,244	28,445,263
BG Group PLC	1,892,925	28,682,435
BHP Billiton PLC	1,928,855	38,177,585
BP PLC	8,047,268	53,839,363
Centrica PLC	3,390,589	11,083,654
Davis Service Group PLC	1,638,207	6,149,641
GlaxoSmithKline PLC	3,190,940	49,669,272
HSBC Holdings PLC (London Exchange)	7,296,802	41,294,310
Premier Foods PLC	28,429,664	14,005,992
Prudential PLC	2,889,403	13,918,644
Reckitt Benckiser PLC	557,741	20,984,007
Royal Bank of Scotland Group PLC	17,075,436	6,072,879
Royal Bank of Scotland Group PLC (Unlisted
Subscription Shares) (F)(NON)	7,318,044	1,050
Vodafone Group PLC	19,238,066	33,598,422
WPP PLC	3,738,746	21,016,727
Xstrata PLC	3,021,902	20,156,231
		387,095,475

Total common stocks (cost $1,991,238,985)		$1,576,658,270

SHORT-TERM INVESTMENTS (0.9%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	6,167,789	$6,167,789
U.S. Treasury Bills for effective yields ranging from
0.46% to 0.48%, November 19, 2009	$8,400,000	8,368,683

Total short-term investments (cost $14,542,214)		$14,536,472

TOTAL INVESTMENTS

Total investments (cost $2,005,781,199)(b)		$1,591,194,742

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $349,274,903) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$112,016,908	$103,327,131	4/15/09	$8,689,777
British Pound	4,417,056	4,343,030	4/15/09	74,026
Canadian Dollar	25,108,964	24,552,036	4/15/09	556,928
Danish Krone	11,755,299	11,182,851	4/15/09	572,448
Euro	71,364,338	68,201,463	4/15/09	3,162,875
Japanese Yen	89,577,400	90,296,368	4/15/09	(718,968)
Norwegian Krone	1,801,445	1,714,213	4/15/09	87,232
Singapore Dollar	6,924,434	6,873,475	4/15/09	50,959
Swedish Krona	43,764,023	38,784,336	4/15/09	4,979,687

Total				$17,454,964

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $299,966,156) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$10,202,943	$9,403,761	4/15/09	$(799,182)
British Pound	54,077,769	53,532,937	4/15/09	(544,832)
Canadian Dollar	25,732,670	25,193,475	4/15/09	(539,195)
Euro	7,849,082	7,453,744	4/15/09	(395,338)
Hong Kong Dollar	64,307,500	64,274,255	4/15/09	(33,245)
Norwegian Krone	25,841,281	24,419,202	4/15/09	(1,422,079)
Singapore Dollar	315,109	310,661	4/15/09	(4,448)
Swedish Krona	6,942,448	6,153,464	4/15/09	(788,984)
Swiss Franc	112,798,386	109,224,657	4/15/09	(3,573,729)

Total				$(8,101,032)

NOTES

(a) Percentages indicated are based on net assets of $1,591,850,058.

(b) The aggregate identified cost on a tax basis is $2,033,917,686, resulting in gross unrealized appreciation and depreciation of $54,438,969 and $497,161,913, respectively, or net unrealized depreciation of $442,722,944.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $9,353,932 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at March 31, 2009 (as a percentage of net assets):

Oil and gas	12.4%
Pharmaceuticals	12.3
Banking	10.3

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $12,512,220 and net unrealized losses of $3,158,288 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$42,806,642	$--

Level 2	1,548,387,050	9,353,932

Level 3	1,050	--

Total	$1,591,194,742	$9,353,932

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of June 30, 2008	$--	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	1,050	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3	--	--

Balance as of March 31, 2009	$1,050	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market Value	Market Value

Interest rate contracts	$--	$--

Foreign exchange contracts	18,394,926	9,040,994

Credit contracts	--	--

Equity contracts	--	--

Total	$18,394,926	$9,040,994

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2009